UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2025

Date of reporting period: July 31, 2025

Item 1.	Reports to Stockholders.

(a)                 A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

KBI Global Investors Aquarius Fund

Institutional Shares - KBIWX

Annual Shareholder Report: July 31, 2025

This annual shareholder report contains important information about Institutional Shares of the KBI Global Investors Aquarius Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.kbigiusmutualfunds.com. You can also request this information by contacting us at 833-658-4739.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KBI Global Investors Aquarius Fund, Institutional Shares	$104	1.00%

How did the Fund perform in the last year?

The 12-month period began strongly for equity markets through Q3 2024, with utilities leading as sector preferences shifted. Large-cap, growth technology stocks lost momentum as economic signals softened and expectations for a Fed cut grew. Previously strong sectors in H1 2024 became market detractors in Q3, while interest rate-sensitive utilities and REITs outperformed. The period’s highlight was the Fed’s surprise 50bps rate cut—more aggressive than markets expected—which initially buoyed risk assets. However, the 10-year yield soon rebounded, affecting performance late in the quarter, though utilities and REITs remained strong performers. Q4 2024 saw US election positioning dominate, with growth, momentum, and mega-cap outperformance widening the gap between market leaders and laggards, making it challenging for active managers not holding the “Magnificent 7.” The re-election of President Trump shifted attention to tariffs, tax, and deregulation, but little policy impact was expected for Water, which continued to benefit from bipartisan support and ongoing infrastructure stimulus.

A strong start to 2025 was followed by equity market pressure in Q1, driven by political volatility in Washington and global growth concerns linked to tariff uncertainties. This led to increased volatility and a move toward defensive sectors, supporting the Water strategy. During this time, Energy, Utilities, and Staples performed best, while IT and Communication Discretionary sectors lagged. Following a steep sell-off post-Liberation Day tariff announcements, subsequent pauses and reductions in certain tariffs—particularly on Chinese imports—helped ease recession fears and sparked a rally led by higher-beta, cyclical stocks. IT and Communication Services outperformed, while Energy and Health Care lagged behind. July saw continued strength in Technology and Energy, as headlines around US policy, tariffs, and spending on AI/datacentres continued to drive market narratives. Conversely, Consumer Staples and Health Care faced challenges from weaker consumer demand and funding concerns, resulting in continued underperformance.

Performance over the period was positive, returning 7.01% (Net), underperforming the MSCI ACWI Index (Net) (USD) return of 15.87%. The Fund outperformed over the 5-years and underperformed over the since inception period.

The Water strategy entered 2025 with a high-quality portfolio, attractive asymmetry, and a defensive tilt, characteristics which have proven supportive through today. Despite the uncertainties regarding tariffs and government spending, our view is that Water is better placed than most sectors in this environment, given the essential nature of the solutions our companies provide and the less cyclical exposure in the strategy, which has driven resilient earnings growth over time. We continue to be disciplined on valuations, with a preference for good quality companies that have pricing power, inelastic demand for their products, supply chain prowess and self-help initiatives underway that can limit earnings downside going forward.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	KBI Global Investors Aquarius Fund, Institutional Shares - $202184	MSCI ACWI Index (Net) (USD) - $210751
Oct/18	$100000	$100000
Jul/19	$103749	$107711
Jul/20	$108505	$115465
Jul/21	$159347	$153778
Jul/22	$145630	$137656
Jul/23	$163340	$155427
Jul/24	$188942	$181879
Jul/25	$202184	$210751

Since its inception on October 12, 2018. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KBI Global Investors Aquarius Fund, Institutional Shares	7.01%	13.26%	10.90%
MSCI ACWI Index (Net) (USD)	15.87%	12.79%	11.58%

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$54,746,376	49	$254,861	52%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 54.0%
United Kingdom 12.9%
Japan 6.7%
France 5.8%
Netherlands 5.3%
South Korea 3.1%
Brazil 2.7%
Switzerland 2.0%
Austria 1.4%
Canada 1.0%
Germany 0.9%
China 0.5%
Other Countries 0.3%

Value	Value
Other Countries	0.3%
China	0.5%
Germany	0.9%
Canada	1.0%
Austria	1.4%
Switzerland	2.0%
Brazil	2.7%
South Korea	3.1%
Netherlands	5.3%
France	5.8%
Japan	6.7%
United Kingdom	12.9%
United States	54.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Veolia Environnement	5.8%
Xylem	5.4%
Kurita Water Industries	4.3%
IDEX	4.2%
SJW Group	3.7%
Pennon Group	3.3%
United Utilities Group	3.3%
Coway	3.1%
American Water Works	3.1%
Veralto	2.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  833-658-4739

  https://www.kbigiusmutualfunds.com

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 833-658-4739 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

KBI Global Investors Aquarius Fund / Institutional Shares - KBIWX

Annual Shareholder Report: July 31, 2025

KBIWX-AR-2025

(b)                 Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd. (“Cohen”) relate to the KBI Global Investors Aquarius Fund.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE July 31, 2025			FYE July 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$24,700	None	None	$24,700	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Company, Ltd. (“Cohen”) and Deloitte & Touche LLP (“D&T”) relate to the CCT Thematic Equity Fund.

Cohen billed the Trust aggregate fees for services rendered to the Trust for fiscal year 2025 and D&T for fiscal year 2024 as follows:

		2025			2024
		All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$23,000	None	None	$26,780	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)            The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)            Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)            Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for (Cohen) for 2025 and (D&T) for 2024:

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)                Not applicable.

(g)              The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended July 31st were $0 and $0, respectively.

(g)              The aggregate non-audit fees and services billed by Cohen (2025) and D&T (2024) for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended July 31, 2025 and July 31, 2024 were $0 and $0, respectively.

(h)                 During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)                  Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)                  Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)             The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)             Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund III

KBIGI

KBI Global Investors Aquarius Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

JULY 31, 2025

Investment Adviser:
KBI Global Investors (North America) Ltd.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	23
Notice to Shareholders (Unaudited)	25
Other Information (Form N-CSR Items 8-11) (Unaudited)	26

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.6%

	Shares	Value
Austria — 1.4%
Industrials — 1.4%
ANDRITZ	11,036	$768,007

Brazil — 2.7%
Utilities — 2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	50,724	977,959
Cia de Saneamento de Minas Gerais Copasa MG	105,100	484,437
		1,462,396
Canada — 1.0%
Industrials — 1.0%
Stantec	5,021	548,846

China — 0.5%
Utilities — 0.5%
China Water Affairs Group	383,730	301,098

France — 5.8%
Utilities — 5.8%
Veolia Environnement	94,329	3,196,726

Germany — 0.9%
Industrials — 0.9%
Norma Group	26,394	469,809

Japan — 6.7%
Industrials — 6.7%
Kubota	51,400	576,412
Kurita Water Industries	60,910	2,347,915
TOTO	28,300	720,411
		3,644,738
Mexico — 0.3%
Materials — 0.3%
Orbia Advance	239,080	162,597

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

COMMON STOCK — continued

	Shares	Value
Netherlands — 5.3%
Industrials — 5.3%
Aalberts	46,416	$1,483,562
Arcadis	28,673	1,431,006
		2,914,568
South Korea — 3.1%
Consumer Discretionary — 3.1%
Coway	21,873	1,706,000

Switzerland — 2.0%
Industrials — 2.0%
Georg Fischer	14,055	1,099,505

United Kingdom — 12.9%
Industrials — 2.2%
Costain Group	78,088	168,994
Weir Group	29,658	1,041,916
		1,210,910
Information Technology — 2.2%
Halma	28,648	1,225,810

Utilities — 8.5%
Pennon Group	272,500	1,800,258
Severn Trent	28,759	1,008,506
United Utilities Group	119,964	1,790,812
		4,599,576
		7,036,296
United States — 54.0%
Industrials — 37.5%
A O Smith	11,725	830,013
Advanced Drainage Systems	11,089	1,272,463
AECOM	9,468	1,067,422
Core & Main, Cl A *	12,860	818,410
Ferguson Enterprises	3,674	820,514
Fortune Brands Innovations	23,083	1,258,947
Franklin Electric	3,479	326,852
IDEX	13,974	2,284,889
Jacobs Solutions	4,125	585,214
Lindsay	1,874	255,820
Masco	4,109	279,946
Mueller Water Products, Cl A	13,622	337,281

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

COMMON STOCK — continued

	Shares	Value
United States — continued
Pentair	14,111	$1,442,144
SiteOne Landscape Supply *	5,759	793,763
SPX Technologies *	1,301	237,289
Tetra Tech	38,851	1,427,386
Toro	13,721	1,018,784
Valmont Industries	2,750	1,000,862
Veralto	14,444	1,514,199
Xylem	20,506	2,965,578
		20,537,776
Information Technology — 3.4%
Badger Meter	2,001	377,709
Itron *	6,167	768,038
Roper Technologies	1,333	733,683
		1,879,430
Materials — 3.7%
DuPont de Nemours	10,189	732,589
Ecolab	4,989	1,305,921
		2,038,510
Utilities — 9.4%
American Water Works	12,063	1,691,715
Essential Utilities	38,461	1,415,365
SJW Group	41,879	2,022,337
		5,129,417
		29,585,133
TOTAL COMMON STOCK
(Cost $41,331,158)		52,895,719
TOTAL INVESTMENTS — 96.6%
(Cost $41,331,158)		$52,895,719

Percentages are based on Net Assets of $54,746,376.

*	Non-income producing security.

ADR – American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$—	$768,007	$—	$768,007
Brazil	1,462,396	—	—	1,462,396
Canada	548,846	—	—	548,846
China	—	301,098	—	301,098
France	—	3,196,726	—	3,196,726
Germany	—	469,809	—	469,809
Japan	—	3,644,738	—	3,644,738
Mexico	162,597	—	—	162,597
Netherlands	—	2,914,568	—	2,914,568
South Korea	—	1,706,000	—	1,706,000
Switzerland	—	1,099,505	—	1,099,505
United Kingdom	—	7,036,296	—	7,036,296
United States	29,585,133	—	—	29,585,133

Total Common Stock	31,758,972	21,136,747	—	52,895,719
Total Investments in Securities	$31,758,972	$21,136,747	$—	$52,895,719

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $41,331,158)	$52,895,719
Foreign Currency, at Value (Cost $15,587)	15,506
Cash	1,405,249
Receivable for Investment Securities Sold	659,870
Dividends and Interest Receivable	158,726
Reclaim Receivable	152,511
Prepaid Expenses	16,514
Total Assets	55,304,095

Liabilities:
Payable for Investment Securities Purchased	441,892
Payable Due to Adviser	23,653
Payable Due to Administrator	12,063
Payable for Professional Fees	38,908
Chief Compliance Officer Fees Payable	6,027
Payable Due to Trustees	555
Payable for Capital Shares Redeemed	202
Unrealized Depreciation on Spot Currency Contracts	46
Other Accrued Expenses	34,373
Total Liabilities	557,719
Net Assets	$54,746,376
Commitments and Contingencies†
Net Assets Consist of:
Paid-in Capital	$40,235,160
Distributable Earnings	14,511,216
Net Assets	$54,746,376
Net Asset Value, Offering and Redemption Price Per Share:*
Institutional Shares ($54,746,376 ÷ 4,632,089 shares)
(unlimited authorization — no par value)	$11.82

*	Redemption price may vary depending on length of time that shares are held.
†	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND FOR THE YEAR ENDED JULY 31, 2025

STATEMENT OF OPERATIONS

Investment Income:
Dividend Income	$1,256,992
Interest Income	52,322
Less: Foreign Taxes Withheld	(73,382)
Total Investment Income	1,235,932
Expenses:
Investment Advisory Fees	471,086
Administration Fees	105,073
Trustees' Fees	18,510
Chief Compliance Officer Fees	10,393
Professional Fees	58,711
Transfer Agent Fees	29,722
Registration Fees	25,567
Custodian Fees	18,835
Printing Fees	17,352
Other Expenses	15,992
Total Expenses	771,241
Less:
Waiver of Investment Advisory Fees	(216,225)
Net Expenses	555,016
Net Investment Income	680,916
Net Realized Gain (Loss) on:
Investments	4,528,553
Foreign Currency Transactions	16,138
Net Realized Gain (Loss)	4,544,691
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,818,199)
Foreign Currency Translation	474
Net Change In Unrealized Appreciation (Depreciation)	(1,817,725)
Net Realized and Unrealized Gain	2,726,966
Net Increase in Net Assets Resulting from Operations	$3,407,882

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
Operations:	July 31, 2025	July 31, 2024
Net Investment Income	$680,916	$892,654
Net Realized Gain	4,544,691	7,543,677
Net Change in Unrealized Appreciation (Depreciation)	(1,817,725)	499,642
Net Increase in Net Assets Resulting from Operations	3,407,882	8,935,973
Distributions:
Institutional Shares	(9,191,780)	(3,895,591)
Total Distributions	(9,191,780)	(3,895,591)
Capital Share Transactions:
Institutional Shares
Issued	3,161,876	5,530,624
Reinvestment of Distributions	8,551,148	3,621,546
Redeemed	(11,043,122)	(31,916,442)
Total Institutional Shares Transactions	669,902	(22,764,272)
Net Increase (Decrease) in Net Assets from Share Transactions	669,902	(22,764,272)
Total Decrease in Net Assets	(5,113,996)	(17,723,890)
Net Assets:
Beginning of Year	59,860,372	77,584,262
End of Year	$54,746,376	$59,860,372
Share Transactions:
Institutional Shares
Issued	275,247	464,259
Reinvestment of Distributions	802,038	304,695
Redeemed	(990,058)	(2,683,359)
Total Institutional Shares Transactions	87,227	(1,914,405)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	87,227	(1,914,405)

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
Institutional Shares	July 31, 2025	July 31, 2024	July 31, 2023	July 31, 2022	July 31, 2021
Net Asset Value, Beginning of Year	$13.17	$12.01	$11.53	$14.20	$10.55
Income (Loss) from Operations:
Net Investment Income(1)	0.15	0.16	0.15	0.07	0.30
Net Realized and Unrealized Gain (Loss)	0.53	1.65	1.15	(1.12)	4.59
Total from Operations	0.68	1.81	1.30	(1.05)	4.89
Dividends and Distributions:
Net Investment Income	(0.14)	(0.16)	(0.07)	(0.69)	(0.09)
Net Realized Gain	(1.89)	(0.49)	(0.75)	(0.93)	(1.15)
Total Dividends and Distributions	(2.03)	(0.65)	(0.82)	(1.62)	(1.24)
Net Asset Value, End of Year	$11.82	$13.17	$12.01	$11.53	$14.20
Total Return†	7.01%	15.67%	12.16%	(8.61)%	46.86%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$54,746	$59,860	$77,584	$53,034	$182,566
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.01%#	1.10%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.39%	1.37%	1.35%	1.36%	1.13%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.35%	1.35%	0.56%	2.37%
Portfolio Turnover Rate	52%	41%	39%	45%	36%

#	Expense ratio reflects a "blended" rate where the Institutional Shares previously operated at a higher rate prior to the updated investment advisory agreement. After the updated investment advisory agreement was in effect, the Institutional Shares operated at its current annualized rate of 1.00%.

†	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the KBI Global Investors Aquarius Fund (the “Fund”). The investment objective of the Fund is to seek long-term total return, consisting of capital appreciation and income. The Fund is classified as a non-diversified investment company. KBI Global Investors (North America) Ltd. serves as the Fund’s investment adviser (the “Adviser”) . The Fund currently offers Institutional Shares. Investor Shares of the Fund are currently not offered. The Fund commenced operations on October 12, 2018. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor and applies fair valuation of its foreign securities on a daily basis. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. Such securities are classified as Level 2 in the fair value hierarchy.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended July 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended July 31, 2025, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may also be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the Funds' books. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment. Upon the Fund's receipt of reclaims, the reclaims are recorded as a reduction to foreign taxes withheld.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized gain (loss) on foreign currency transactions and net appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized gain (loss) or unrealized appreciation (depreciation) during the year is presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of July 31, 2025, the fund did not hold any forward foreign currency contracts.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 30 days. For the year ended July 31, 2025, the Fund did not retain any fees. Fees collected are retained by the Fund for the benefit of the remaining shareholders and are included in capital shares transactions in the Statements of Changes in Net Assets.

Transactions with Affiliates — Certain officers of the Trust are also employees of SEI Investments Global Funds Services, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

3. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended July 31, 2025, the Fund paid $105,073 for these services.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

4. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.85% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees, interest, taxes, brokerage commissions, research, and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the average daily net assets of each of the Fund’s share classes until November 30, 2025 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three -year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of July 31, 2025, the fees which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement to the Adviser were $235,397 expiring in 2026, $243,973 expiring in 2027 and $216,225 expiring in 2028. During the year ending July 31, 2025, the fund did not recoup any previously waived fees.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

5. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than long-term U.S. Government and short-term securities, for the year ended July 31, 2025, were as follows:

	Purchases	Sales and Maturities
KBI Global Investors Aquarius Fund	$28,140,512	$35,309,180

There were no purchases or sales of long-term U.S. Government securities.

6. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. There were no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of July 31, 2025.

The tax character of dividends and distributions declared during the fiscal year was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2025	$1,810,371	$7,381,409	$9,191,780
2024	$1,703,941	$2,191,650	$3,895,591

As of July 31, 2025, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$885,737
Undistributed Long-Term Capital Gains	3,041,164
Unrealized Appreciation	10,584,315
Total Net Distributable Earnings	$14,511,216

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at July 31, 2025, were as follows:

	Aggregate Gross	Aggregate Gross
	Unrealized	Unrealized	Net Unrealized
Federal Tax Cost	Appreciation	Depreciation	Appreciation
$42,313,257	$12,661,645	$(2,077,330)	$10,584,315

7. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

Sector Emphasis Risk — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Water-Related Resource Sector Risk — The Fund’s investments in the water-related resource sector may underperform relative to the general market, returns on investments in other sectors or fixed-income securities. The water-related resource sector can be significantly affected by climactic, environmental and political events which could impact water consumption and conservation. Furthermore, because the Fund will focus its investments in the water-related resource sector, economic downturns and global and domestic events affecting the water-related resource sector will have a greater impact on the Fund than would be the case if the Fund’s investments were more diversified. These events may include governmental regulation and institutional change, inflation, an increase in the cost of raw materials, an increase in interest rates, technological advances, changes in consumer sentiment and spending and changes in government spending.

Industrials Industry Risk — Stock prices for the types of companies included in the industrials industry are affected by supply and demand both for their specific product or service and for industrial industry products in general. Government regulation, world events and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities, among other factors, will likewise affect the performance of these companies.

Utilities Industry Risk — Stock prices for companies in the utilities industry are affected by supply and demand, operating costs, governmental regulation, taxes, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Utility companies also are vulnerable to natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability. Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with federal and state safety regulations; and the effects of energy conservation and regulatory changes.

Liquidity Risk — Liquidity risk is the risk that, due to certain investments trading in lower volumes or due to market and economic conditions, the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.

Foreign Investment/Emerging Markets Risk — The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than in the U.S. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

Depositary Receipts Risk — Depositary receipts, such as ADRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Management Risk — The success of the Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Value Style Risk — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Growth Style Risk — The Adviser utilizes a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above- average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes.

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC (Federal Deposit Insurance Corporation) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share) . An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

8. Concentration of Shareholders:

At July 31, 2025, 86% of Institutional Class Shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders are comprised of an omnibus account that was held on behalf of various individual shareholders.

9. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM.The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of KBI Global Investors Aquarius Fund

and Board of Trustees of Advisors’ Inner Circle Fund III

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of KBI Global Investors Aquarius Fund (the “Fund”), a series of Advisors’ Inner Circle Fund III, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations the year then ended, and the changes in net assets and financial highlights for each of years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended July 31, 2023, and prior, were audited by other auditors whose report dated September 28, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 25, 2025

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a July 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended July 31, 2025, the Fund is designating the following items with regard to distributions paid during the period:

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Qualified Short-Term Capital Gain (5)
80.30%	19.70%	100.00%	28.20%	75.79%	0.00%	0.00%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND JULY 31, 2025

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of the Advisors’ Inner Circle III Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty -three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his other favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

	Votes For	Votes Withheld	Proposal Passing
John G. Alshefski	1,662,873,478	5,330,326	Yes
Jon C. Hunt	1,574,558,027	93,645,777	Yes
Thomas P. Lemke	1,627,701,282	40,502,522	Yes
Nichelle Maynard-Elliott	1,642,537,284	25,666,520	Yes
Jay C. Nadel	1,647,431,408	20,772,396	Yes
Randall S. Yanker	1,627,734,666	40,469,138	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

KBI Global Investors Aquarius Fund

P.O. Box 588

Portland, ME 04112

1-833-658-4739

Investment Adviser:

KBI Global Investors (North America) Ltd.

3rd Floor, 2 Harbourmaster Place

IFSC

Dublin 1 Ireland

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

KBI–AR–001–0500

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: October 3, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: October 3, 2025